Income from equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Instruments
Schedule of breakdown of the balance of this item
Thousand of reais	2022	2021	2020

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	33,985	89,563	30,232
Financial Assets Measured At Fair Value Through Other Comprehensive Income	4,088	477	3,522
Total	38,073	90,040	33,754